Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP020 [Member]
Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions [Text Block]	RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Shares of registered investment companies (mutual funds) and common collective trusts are managed by The Vanguard Group, Inc. Due to the relationship between VFTC as Trustee of the Master Trust and the Plan, investment transactions managed by The Vanguard Group, Inc. qualify as party-in-interest transactions. Investments in the Vanguard registered investment companies and common collective trusts are exempt from the prohibited transaction rules of ERISA pursuant to a class exemption issued by the U.S. Department of Labor. In addition, the fees associated with the management of these investments by The Vanguard Group, Inc. are included in the Master Trust’s net appreciation (depreciation) in fair value of investments.
The Plan invests in shares of the Company through the Graham Holdings Company Stock Fund in the Master Trust; therefore, these transactions qualify as party-in-interest transactions. Purchases and sales of Graham Holdings stock within the Graham Holdings Stock Fund in the Master Trust for the period ended December 31, 2025, were $210,457 and $385,601, respectively. Additionally, personnel and facilities of the Company have been used to perform administrative functions for the Plan at no cost to the Plan.